Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 21,491,950	$ 18,750,216	$ 46,689,892	$ 38,560,606
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	628,304	1,018,477	3,799,377	12,246,942
Non-cash lease expense	985,184	1,052,123	3,870,198	3,297,824
Provision for credit losses	25,102	152,579	(402,196)	370,754
Stock-based compensation			13,022,692
Impairment loss on property and equipment				204,026
Impairment loss on intangible asset			15,058,965
Impairment loss on long-term investment			529,596
Realized gain on short-term investments				(223,164)
Fair value change of long-term investments	140,581	938,511	2,617,435
Gain on disposal of subsidiary		(3,813,609)	(3,813,609)
Gain on redemption of life insurance policies	(8,746,138)
Gain on disposal of property and equipment	(12,375)		511,947	(249,532)
Deferred income taxes	7,016,227	(360,582)	(14,417,087)	4,113,395
Changes in operating assets and liabilities:
Inventories	(124,279)	(34,802)	1,124,805	(1,825,942)
Finance lease receivables – related parties	(2,779,253)	(814,608)	(5,991,486)	16,575,319
Customer loans receivable	4,501,760	2,858,633	18,477,327	413,867
Prepaid expenses and other current assets	(3,150,243)	610,059	(2,268,209)	4,102,808
Long-term prepayments	98,164	138,212	1,910,274	(3,539,280)
Other assets	318,351	(328,818)	(1,692,642)	(1,328,682)
Accounts payable	3,235,017	(8,937,435)	(9,588,067)	12,201,755
Accounts payable – related parties	441,481		682,320
Notes and other payables – related parties	(548,077)	(1,104,968)	(34,756,754)	(23,816)
Income tax payable	(17,635,239)	(6,552,783)	11,228,429	13,359,434
Operating lease liabilities	(1,036,605)	(1,067,196)	(3,950,587)	(3,158,619)
Accrued liabilities and other current liabilities	63,764	(1,604,603)	(12,096,825)	4,452,022
Accrued retirement compensation expense – related party				(22,082,643)
Other liabilities	(98,005)	3,032	40,215	4,759
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,928,621	3,682,175	20,582,933	50,670,322
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(253,725)	(702,281)	(2,564,643)	(8,543,351)
Purchase of intangible assets				(1,683,030)
Purchase of convertible note		(1,700,000)	(1,700,000)	(1,000,000)
Prepayments for property and equipment	(501,253)		(843,740)	(981,567)
Advances to related parties		(367,579)	(622,804)	(2,283,020)
Payments made on behalf of a related party			(5,572,564)
Purchase of short-term investments				(2,106,720)
Purchase of long-term investments	(635,145)		(331,496)
Long-term investments in MCs – related parties				(26,780)
Cash received (paid) for acquisition of subsidiaries, net of cash acquired			(4,236,009)	722,551
Long-term loans to others	(12,783)	(44,865)	(172,411)	(926,020)
Repayments from related parties	70,000	215,000	6,597,564	1,912,266
Repayments from others	30,680	21,422	176,109	581,274
Proceeds from sales of short-term investments				4,127,261
Proceeds from surrender of life insurance policies				3,954,760
Disposal of subsidiary, net of cash disposed of		(815,819)	(832,416)
Proceeds from disposal of property and equipment	323,419			8,046,007
NET CASH USED IN INVESTING ACTIVITIES	(978,807)	(3,394,122)	(10,102,410)	1,793,631
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of long-term loans	(55,873)	(30,354)	6,603,253
Borrowings from related parties	15,000		5,481,787	12,310,106
Proceeds from reverse recapitalization, net of transaction costs			11,707,417
Proceeds from issuance of common stock				10
Proceeds from exercise of stock warrants			31,374
Repayments of long-term loans			(119,017)	(8,730,942)
Repayments to related parties	(16,053)	(9,873)	(739,414)	(7,707,007)
Deemed contribution in connection with disposal of property and equipment				9,620,453
Deemed contribution in connection with reorganization				642,748
NET CASH USED IN FINANCING ACTIVITIES	(280,380)	(40,227)	22,965,400	6,135,368
Effect of exchange rate changes	6,342,297	(7,089,208)	(11,424,763)	(7,314,383)
NET CHANGE IN CASH AND CASH EQUIVALENTS	7,011,731	(6,841,382)	22,021,160	51,284,938
CASH AND CASH EQUIVALENTS AS OF THE BEGINNING OF THE PERIOD	125,044,092	103,022,932	103,022,932	51,737,994
CASH AND CASH EQUIVALENTS AS OF THE END OF THE PERIOD	132,055,823	96,181,550	125,044,092	103,022,932
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	6,207	3,008	28,300	45,292
Cash paid for income taxes	20,577,290	16,172,526	30,239,002	17,842,407
NON-CASH INVESTING AND FINANCING ACTIVITIES
Property and equipment transferred from long-term prepayments	125,287		597,602	7,681,830
An intangible asset transferred from long-term prepayments				17,666,115
Deemed contribution in connection with disposal of subsidiaries			1,473,571
Settlement of loan payable to a related party in connection with disposal of property and equipment				4,163,604
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	102,599			2,305,199
Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	358,358	1,078,611	2,908,554	2,110,079
Issuance of common stock from conversion of convertible note			2,700,000
Settlement of loan payable to a related party in connection with issuance of common stock				795
Non-cash purchase consideration for an asset acquisition				705,528
Issuance of promissory notes to related parties in connection with loan services provided			20,524,499	15,396,709
Repayments of finance lease liabilities	(223,454)
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	581,129
Payables to related parties in connection with loan services provided	1,922,224	10,951,451
Issuance of common stock as incentive shares	86
Redemption proceeds receivable on life insurance policies	17,735,717
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts receivable – related parties	(147,925)	(383,254)	(733,219)	(596,069)
Advances from customers	(328,791)	(1,451,008)	(1,476,240)	461,043
Related Party [Member]
Changes in operating assets and liabilities:
Accounts receivable – related parties	(295,505)	4,775,935	1,350,413	(22,402,301)
Advances from customers	$ (2,114,829)	$ (161,936)	$ (9,144,031)	$ (4,264,184)